Notes Payable - Additional Information (Detail) (USD $)	12 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended
	Dec. 31, 2014	Apr. 17, 2014	Apr. 30, 2014	Mar. 31, 2015	Jul. 31, 2014
Line of Credit Facility [Line Items]
Loss on extinguishment of debt	$ (57,000)
Tranche 1 Loan [Member] | IPO [Member]
Line of Credit Facility [Line Items]
Exercise price of warrants granted					$ 7.92
Warrants to purchase common stock converted from warrants to purchase redeemable convertible preferred stock					37,878
2011 Modification Agreement [Member]
Line of Credit Facility [Line Items]
Borrowing capacity under the agreement	5,000,000			5,000,000
Credit facility, Monthly repayment period	33 monthly installments			33 monthly installments
Outstanding borrowings, Monthly repayment amount	152,000			152,000
Outstanding borrowings, Interest rate above prime lending rate	4.75%			4.75%
Outstanding borrowings, Interest rate	8.00%			8.00%
Outstanding borrowings, Effective annual interest rate	11.00%			11.00%
Proceeds from (repayments of) lines of credit		(1,898,000)
Debt discount	10,000			10,000
Loss on extinguishment of debt	36,000		36,000
Outstanding borrowings, Principal		1,667,000
Outstanding borrowings, Interest		6,000
Additional final payment		225,000
2011 Modification Agreement [Member] | Extinguishment of Debt [Member]
Line of Credit Facility [Line Items]
Fees paid to lenders	47,000			47,000
2014 Credit Facility [Member]
Line of Credit Facility [Line Items]
Borrowing capacity under the agreement		20,000,000
Outstanding borrowings, Monthly repayment amount	15,000,000			15,000,000
Outstanding borrowings, Effective annual interest rate	11.00%			11.00%
Loan and Security Agreement date	Apr. 17, 2014			Apr. 17, 2014
Credit facility, Final payment percent of amounts drawn under the facility	3.75%			3.75%
Outstanding borrowings, Interest	3,126,000			2,817,000
Additional final payment	563,000			563,000
2014 Credit Facility [Member] | Promissory Notes [Member]
Line of Credit Facility [Line Items]
Debt instrument, Maturity date	Apr. 01, 2018			Apr. 01, 2018
2014 Credit Facility [Member] | Tranche 1 Loan [Member]
Line of Credit Facility [Line Items]
Borrowing capacity under the agreement		15,000,000
Credit facility, Monthly repayment period	30 consecutive, equal monthly installments			30 consecutive, equal monthly installments
Outstanding borrowings, Interest rate	8.25%			8.25%
Last installment payment	Mar. 01, 2018			Mar. 01, 2018
First date of principal repayment	Oct. 01, 2015			Oct. 01, 2015
Warrants to purchase redeemable convertible preferred stock granted	100,000		100,000
Exercise price of warrants granted	$ 3.00		$ 3.00
Warrants, Date from which warrants or rights exercisable	Apr. 30, 2021		Apr. 30, 2021
Grant date fair value of warrants granted as preferred stock warrant liability	326,000		326,000
Debt discount	290,000		290,000
2014 Credit Facility [Member] | Tranche 1 Loan [Member] | Promissory Notes [Member]
Line of Credit Facility [Line Items]
Proceeds from (repayments of) lines of credit		15,000,000
2014 Credit Facility [Member] | Tranche 2 Loan [Member]
Line of Credit Facility [Line Items]
Borrowing capacity under the agreement		$ 5,000,000